Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST IX
Entity Central Index Key	0000063075
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000006724 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-Adjusted Bond Fund
Class Name	Class A
Trading Symbol	MIAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class A shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 8.71%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 8.61%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary contributor to relative performance as interest rates declined over the reporting period.
    The combination of an overweight allocation and bond selection in securities with 5-7 year maturities also aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    An underweight allocation to bonds with maturities of less than 3 years held back relative returns.
    An overweight allocation to bonds with 15-20 year maturities also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.71%	1.30%)	1.49%
A with initial sales charge (4.25%)	4.09%	0.42%)	1.05%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	10.55%	(0.23)%	1.49%
Bloomberg U.S. Treasury Inflation Protected Securities Index +∆	8.61%	2.20%)	2.26%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 1,520,884,709
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,594,854	[1]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,520,884,709	Average Effective Maturity (yrs):	7.3
Total Number of Holdings:	75	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,854
Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit quality
AAA	2.0%
AA	0.2%
A	0.5%
BBB	0.0%
U.S. Government	94.0%
Federal Agencies	1.4%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006726 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-Adjusted Bond Fund
Class Name	Class B
Trading Symbol	MIABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$145	1.39%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class B shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 8.02%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 8.61%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary contributor to relative performance as interest rates declined over the reporting period.
    The combination of an overweight allocation and bond selection in securities with 5-7 year maturities also aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    An underweight allocation to bonds with maturities of less than 3 years held back relative returns.
    An overweight allocation to bonds with 15-20 year maturities also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	8.02%	0.54%)	0.74%
B with CDSC (declining over six years from 4% to 0%)×	4.02%	0.20%)	0.74%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	10.55%	(0.23)%	1.49%
Bloomberg U.S. Treasury Inflation Protected Securities Index +∆	8.61%	2.20%)	2.26%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 1,520,884,709
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,594,854	[2]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,520,884,709	Average Effective Maturity (yrs):	7.3
Total Number of Holdings:	75	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,854
Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit quality
AAA	2.0%
AA	0.2%
A	0.5%
BBB	0.0%
U.S. Government	94.0%
Federal Agencies	1.4%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006727 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-Adjusted Bond Fund
Class Name	Class C
Trading Symbol	MIACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$155	1.49%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class C shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 7.85%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 8.61%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary contributor to relative performance as interest rates declined over the reporting period.
    The combination of an overweight allocation and bond selection in securities with 5-7 year maturities also aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    An underweight allocation to bonds with maturities of less than 3 years held back relative returns.
    An overweight allocation to bonds with 15-20 year maturities also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.85%	0.45%)	0.63%
C with CDSC (1% for 12 months)×	6.85%	0.45%)	0.63%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	10.55%	(0.23)%	1.49%
Bloomberg U.S. Treasury Inflation Protected Securities Index +∆	8.61%	2.20%)	2.26%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 1,520,884,709
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,594,854	[3]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,520,884,709	Average Effective Maturity (yrs):	7.3
Total Number of Holdings:	75	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,854
Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit quality
AAA	2.0%
AA	0.2%
A	0.5%
BBB	0.0%
U.S. Government	94.0%
Federal Agencies	1.4%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006728 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-Adjusted Bond Fund
Class Name	Class I
Trading Symbol	MIAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class I shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 9.01%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 8.61%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary contributor to relative performance as interest rates declined over the reporting period.
    The combination of an overweight allocation and bond selection in securities with 5-7 year maturities also aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    An underweight allocation to bonds with maturities of less than 3 years held back relative returns.
    An overweight allocation to bonds with 15-20 year maturities also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	9.01%	1.43%)	1.62%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	10.55%	(0.23)%	1.49%
Bloomberg U.S. Treasury Inflation Protected Securities Index +∆	8.61%	2.20%)	2.26%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 1,520,884,709
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,594,854	[4]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,520,884,709	Average Effective Maturity (yrs):	7.3
Total Number of Holdings:	75	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,854
Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit quality
AAA	2.0%
AA	0.2%
A	0.5%
BBB	0.0%
U.S. Government	94.0%
Federal Agencies	1.4%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006730 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-Adjusted Bond Fund
Class Name	Class R1
Trading Symbol	MIALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$155	1.49%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R1 shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 7.91%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 8.61%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary contributor to relative performance as interest rates declined over the reporting period.
    The combination of an overweight allocation and bond selection in securities with 5-7 year maturities also aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    An underweight allocation to bonds with maturities of less than 3 years held back relative returns.
    An overweight allocation to bonds with 15-20 year maturities also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.91%	0.43%)	0.63%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	10.55%	(0.23)%	1.49%
Bloomberg U.S. Treasury Inflation Protected Securities Index +∆	8.61%	2.20%)	2.26%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 1,520,884,709
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,594,854	[5]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,520,884,709	Average Effective Maturity (yrs):	7.3
Total Number of Holdings:	75	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,854
Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit quality
AAA	2.0%
AA	0.2%
A	0.5%
BBB	0.0%
U.S. Government	94.0%
Federal Agencies	1.4%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006732 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-Adjusted Bond Fund
Class Name	Class R2
Trading Symbol	MIATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R2 shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 8.38%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 8.61%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary contributor to relative performance as interest rates declined over the reporting period.
    The combination of an overweight allocation and bond selection in securities with 5-7 year maturities also aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    An underweight allocation to bonds with maturities of less than 3 years held back relative returns.
    An overweight allocation to bonds with 15-20 year maturities also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.38%	0.97%)	1.15%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	10.55%	(0.23)%	1.49%
Bloomberg U.S. Treasury Inflation Protected Securities Index +∆	8.61%	2.20%)	2.26%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 1,520,884,709
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,594,854	[6]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,520,884,709	Average Effective Maturity (yrs):	7.3
Total Number of Holdings:	75	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,854
Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit quality
AAA	2.0%
AA	0.2%
A	0.5%
BBB	0.0%
U.S. Government	94.0%
Federal Agencies	1.4%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006733 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-Adjusted Bond Fund
Class Name	Class R3
Trading Symbol	MIAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R3 shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 8.72%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 8.61%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary contributor to relative performance as interest rates declined over the reporting period.
    The combination of an overweight allocation and bond selection in securities with 5-7 year maturities also aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    An underweight allocation to bonds with maturities of less than 3 years held back relative returns.
    An overweight allocation to bonds with 15-20 year maturities also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.72%	1.20%)	1.39%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	10.55%	(0.23)%	1.49%
Bloomberg U.S. Treasury Inflation Protected Securities Index +∆	8.61%	2.20%)	2.26%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 1,520,884,709
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,594,854	[7]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,520,884,709	Average Effective Maturity (yrs):	7.3
Total Number of Holdings:	75	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,854
Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit quality
AAA	2.0%
AA	0.2%
A	0.5%
BBB	0.0%
U.S. Government	94.0%
Federal Agencies	1.4%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006725 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-Adjusted Bond Fund
Class Name	Class R4
Trading Symbol	MIAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R4 shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 9.01%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 8.61%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary contributor to relative performance as interest rates declined over the reporting period.
    The combination of an overweight allocation and bond selection in securities with 5-7 year maturities also aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    An underweight allocation to bonds with maturities of less than 3 years held back relative returns.
    An overweight allocation to bonds with 15-20 year maturities also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	9.01%	1.48%)	1.64%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	10.55%	(0.23)%	1.49%
Bloomberg U.S. Treasury Inflation Protected Securities Index +∆	8.61%	2.20%)	2.26%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 1,520,884,709
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,594,854	[8]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,520,884,709	Average Effective Maturity (yrs):	7.3
Total Number of Holdings:	75	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,854
Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit quality
AAA	2.0%
AA	0.2%
A	0.5%
BBB	0.0%
U.S. Government	94.0%
Federal Agencies	1.4%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000126364 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Inflation-Adjusted Bond Fund
Class Name	Class R6
Trading Symbol	MIAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended October 31, 2024, Class R6 shares of the MFS Inflation-Adjusted Bond Fund (fund) provided a total return of 9.05%, at net asset value. This compares with a return of 10.55% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, generated a return of 8.61%.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Top contributors to performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    The fund’s longer duration stance was a primary contributor to relative performance as interest rates declined over the reporting period.
    The combination of an overweight allocation and bond selection in securities with 5-7 year maturities also aided relative results.
  Top detractors from performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities Index:
    An underweight allocation to bonds with maturities of less than 3 years held back relative returns.
    An overweight allocation to bonds with 15-20 year maturities also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge, if any.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 10/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	9.05%	1.55%)	1.74%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index +∆	10.55%	(0.23)%	1.49%
Bloomberg U.S. Treasury Inflation Protected Securities Index +∆	8.61%	2.20%)	2.26%
+
Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 1,520,884,709
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 5,594,854	[9]
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	1,520,884,709	Average Effective Maturity (yrs):	7.3
Total Number of Holdings:	75	Average Effective Duration (yrs):	6.7
Total Management Fee ($)#:	5,594,854
Portfolio Turnover Rate (%):	27
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Composition including fixed income credit quality
AAA	2.0%
AA	0.2%
A	0.5%
BBB	0.0%
U.S. Government	94.0%
Federal Agencies	1.4%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.